Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of operating segments [line items]
Average Earning Assets	$ 972,879	$ 887,231	$ 965,120	$ 890,240
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Average Earning Assets	282,781	250,980	273,270	244,893
United States Personal and Commercial Banking[Member]
Disclosure of operating segments [line items]
Average Earning Assets	137,169	119,129	134,175	121,833
All Other Operating Segments [Member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 552,929	$ 517,122	$ 557,675	$ 523,514